Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Other Payables and Accrued Liabilities
Schedule of other payables and accrued liabilities

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Value added tax and other taxes payable	80,098	170,079	26,327
Accrued payroll	38,821	59,644	9,233
Service fee payable (1)	13,639	7,458	1,154
Payables related to office rental and property management fee	10,308	26,968	4,175
Contingent liabilities related to legal proceedings (2)	9,037	1,300	201
Equity purchase payable (3)	6,300	3,990	618
Other current liabilities	10,684	9,258	1,434
	168,887	278,697	43,142
(1)	These are mainly payables to third-party information technology service providers.
(2)

Hywin Wealth Management is currently a defendant of one interrelated civil proceeding, prosecuted by three individual investors, which related to contracts fraud and misrepresentation conducted by a former relationship manager of the Group were probable. Based on the assessment of the Group as of each reporting date, the ruling of these cases was probable in favor of the plaintiffs. As a result, the Group accrued RMB9,037 and RMB1,300 contingent liabilities as of June 30, 2020 and 2021, respectively, based on the estimated losses that it would suffer from the outcome of these civil proceedings.

(3)	This amount represented the cash consideration payable to a third-party for the acquisition of Shanghai Ziji in May 2020.